Interbank Loans at amortized cost (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Interbank Loans, Net

As of December 31, 2021 and 2020, the balances presented under the item "Interbank loans, net" are as follow:

	As of December 31,
	2021	2020
	MCh$	MCh$
Local banks
Loans to local banks	—	—
Allowances for loans losses	—	—
Subtotals	—	—
Foreign banks
Interbank cash loans	80,907	—
Loans to foreign banks	—	—
Non-transferable deposits with foreign banks	—	7,131
Allowances for loans losses	(353)	(10)
Subtotals	80,554	7,121
Chilean Central Bank
Deposits with the Chilean Central Bank not available	—	—
Subtotals	—	—
Totals	80,554	7,121

Schedule of Movements in Provisions and Impairment for Loans with Domestic and Foreign Banks

Movements in provisions and impairment for local and foreign interbank loans during the year ended December 31, 2021 and 2020 are as follows:

	Foreign banks
	2021				2020
	Stage 1	Stage 2	Stage 2		Stage 1	Stage 2	Stage 2
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1,	(10)	—	—	(10)	(239)	—	—	(239)
Changes in the allowances
- Transfer to stage 1	—	—	—	—	—	—	—	—
- Transfer to stage 2	—	—	—	—	—	—	—	—
- Transfer to stage 3	—	—	—	—	—	—	—	—
- Increases due to change in credit risk	(695)	—	—	(695)	—	—	—	—
- Decreases due to change in credit risk	388	—	—	388	—	—	—	—
- Charge-offs	—	—	—	—	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	—	—	—	(10)	—	—	(10)
Financial assets that have been derecognized	—	—	—	—	218	—	—	218
Changes in models/risk parameters	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(36)	—	—	(36)	21	—	—	21
Ending balances as of December 31,	(353)	—	—	(353)	(10)	—	—	(10)